UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2018

Wells Fargo

Global Dividend Opportunity Fund (EOD)

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The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Global Dividend Opportunity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Global Dividend Opportunity Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Global Dividend Opportunity Fund	3

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March, and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April, and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

Notice to shareholders

The Fund’s managed distribution plan provides for the declaration of quarterly distributions to common shareholders of the Fund at an annual minimum fixed rate of 10% based on the Fund’s average monthly net asset value (NAV) per share over the prior 12 months. Under the managed distribution plan, quarterly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a quarterly basis, the Fund may distribute paid-in capital and/or capital gains, if any, in order to maintain its managed distribution level. You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the managed distribution plan. Shareholders may elect to reinvest distributions received pursuant to the managed distribution plan in the Fund under the existing dividend reinvestment plan, which is described later in this report.

On November 10, 2017, the Fund announced an extension of its open-market share repurchase program (the “Buyback Program”). Under the extended Buyback Program, the Fund may repurchase up to 10% of its outstanding shares in open market transactions during the period beginning on January 1, 2018 and ending on December 31, 2018. The Fund’s Board of Trustees has delegated to Wells Fargo Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Global Dividend Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund’s primary investment objective is to seek a high level of current income. The Fund’s secondary objective is long-term growth of capital.

Strategy summary

The Fund allocates its assets between two separate investment strategies, or sleeves. Under normal market conditions, the Fund will allocate approximately 80% of its total assets to an equity sleeve comprised primarily of common stocks. At least 65% of this sleeve’s total assets will be invested in the utilities, energy, and telecommunication services sectors. The remaining 20% of the Fund’s total assets will be allocated to a sleeve consisting of below-investment-grade (high yield) debt securities, loans, and preferred stocks.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Crow Point Partners, LLC

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Niklas Nordenfelt, CFA®

Timothy P. O’Brien, CFA®

Philip Susser

Average annual total returns (%) as of April 30, 20181

	6 Month	1 Year	5 Year	10 Year
Based on market value	0.51	10.66	4.56	1.68
Based on net asset value (NAV)	(0.27)	6.66	4.35	1.50
Global Dividend Opportunity Blended Index[2]	2.18	10.13	7.71	5.14
MSCI AWCI Index (Net)[3]	3.56	14.16	8.80	5.10
ICE BofAML U.S. High Yield Constrained Index[4]	(0.23)	3.22	4.77	7.83
ICE BofAML Core Fixed Rate Preferred Securities Index[5]	(1.06)	2.07	5.22	4.19

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s annualized expense ratio for the six months ended April 30, 2018, was 1.74%, which includes 0.38% of interest expense.

Comparison of NAV vs. market value[6]

The Fund is leveraged through a revolving credit facility. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value and the market value of common shares. Derivatives involve risks, including interest-rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments they are designed to hedge or closely track. There are numerous risks associated with transactions in options on securities and/or indexes. As a writer of an index call option, the Fund forgoes the opportunity to profit from increases in the values of securities held by the Fund. However, the Fund has retained the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. Similar risks are involved with writing call options or secured put options on individual securities and/or indexes held in the Fund’s portfolio. This combination of potentially limited appreciation and potentially unlimited depreciation over time may lead to a decline in the net asset value of the Fund. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability, and foreign currency fluctuations. Risks of foreign investing are magnified in emerging or developing markets. Small- and mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared with their large-cap counterparts, and, as a result, small- and mid-cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to their higher risk of failure. High-yield, lower-rated bonds may contain more risk due to the increased possibility of default. Illiquid securities may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of illiquid securities. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the adviser or subadviser believes that it is desirable to do so. This closed-end fund is no longer available as an initial public offering and is only offered through broker/dealers on the secondary market.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Global Dividend Opportunity Fund	5

MANAGERS’ DISCUSSION

The Fund’s return based on market value was 0.51% for the six-month period that ended April 30, 2018. During the same period, the Fund’s return based on its net asset value (NAV) was -0.27%. Based on its market and net asset value returns, the Fund underperformed relative to the Global Dividend Opportunity Blended Index, which returned 2.18%.

Overview

The U.S. was, at last, enjoying a more vigorous economic recovery after years of sluggish growth, and our view of U.S. equities improved. After a long period of quarterly gross domestic product (GDP) growth of just better than 2% on a year-over-year basis, GDP growth moved higher to the 3% range as 2017 closed. According to initial estimates from the U.S. Bureau of Economic Analysis, GDP growth retreated to 2.3% during the first quarter of 2018. In November 2017, Congress passed the Tax Cuts and Jobs Act of 2017, which could prove to be stimulative to economic growth. The impact of the tax cuts, which were largely deficit financed, on interest rates and inflation remains to be seen.

Over the past six months, high-yield bond returns were driven by higher Treasury yields offset by lower spreads over Treasuries. Both higher Treasury yields and lower spreads are emblematic of solid and consistent GDP growth, improving corporate fundamentals, and nascent signs of inflation. Lower-quality CCC-rated bonds outperformed higher-quality, more interest-rate-sensitive bonds. This is not particularly unusual in the latter stages of an economic cycle when interest rates begin to rise.

Within the equity sleeve of the portfolio, we reduced the Fund’s underweight to U.S. equities. During the period, new positions added to the Fund included City Office REIT, Incorporated, and Visa Incorporated. Positions eliminated during the period included SSE plc, PG&E Corporation, United Utilities Group PLC, and Pennon Group PLC. In addition, we reduced the position in Severn Trent Plc and increased the position in Shenandoah Telecommunications Company.

Because writing options in market conditions that prevailed during the period did not provide sufficiently high premiums relative to risks of potential loss, we refrained from initiating any new options positions.

Ten largest holdings (%) as of April 30, 2018[7]
Enel SpA	8.87
Enagás SA	6.09
Shenandoah Telecommunications Company	5.14
Deutsche Post AG	4.55
Red Electrica Corporacion SA	4.37
Sempra Energy	2.93
Entergy Corporation	2.85
Veolia Environnement SA	2.76
Hera SpA	2.58
Just Energy Group Incorporated	2.54

Sector distribution as of April 30, 2018[8]

Detractors from performance

The performance of the Fund’s equity investments was negatively affected by cash and investments in PG&E Corporation; Edison International; Spark Energy, Incorporated; Severn Trent PLC; and Physicians Realty Trust.

Among high-yield holdings, Fund performance was hurt by credit selection in energy, consumer discretionary, and financials sectors. Credit selection among bonds with an average life of 7 to 10 years also detracted from performance.

Contributors to performance

Performance contributors included Poste Italiane S.p.A.; Enel S.p.A.; Assicurazioni Generali S.p.A.; Chunghwa Telecom Company, Limited; and Hera S.p.A. in the Fund’s equity sleeve.

Performance within the high-yield portfolio benefited from industry allocation and credit selection, with solid security selection in oil-field services, transportation services, pharmaceuticals, and cable and satellite companies as the main contributors. Having a smaller relative allocation to bonds with an average life of seven years or longer and credit selection in lower-quality CCC-rated companies also benefited performance.

Please see footnotes on page 7.

6	Wells Fargo Global Dividend Opportunity Fund	Performance highlights (unaudited)

Outlook

We currently see what appears to be a modest but reasonably solid economic recovery in the U.S. and, to a lesser extent, in Europe. While stronger economic growth would be positive for the economy and for stock investors, stronger economic growth also could trigger rising interest rates as monetary stimulus is withdrawn. This sequence of events could potentially be a headwind for preferred stocks and for higher-dividend-yielding common stocks, such as utilities stocks. With inflation seemingly well contained, we do not currently anticipate substantially higher interest rates.

While we tend to think that the economy should continue to grow and company fundamentals will continue to improve, we are always on the lookout for potential threats to growth. Indeed, typically prolonged easy credit conditions lead to an increase in aggressively financed deals in which weaker companies are able to raise money and reduce the quality of the high-yield market as a whole with riskier bonds. In many ways, the high-yield market benefited from a strong loan market and many of the most aggressive new deals, in our opinion, have been raising capital in the loan market instead of the high-yield market.

Market risk includes gradually increasing inflation and potential trade wars. While many of the conditions that often precede inflationary periods are in place, our concerns about inflation are mitigated by the fact that inflation often takes a fair amount of time to build up. We believe that if we are entering a new inflationary period, it will take time to have an impact and may even help high-yield companies repay their debts. Our concern about trade wars is mitigated by the large entrenched interests that would be hurt by a trade war and a broader understanding in the investment, business, and government communities that all parties lose in a trade war. We continue to believe that, in the short run, spreads will remain flat, but in the medium term, they will widen, potentially significantly. To some extent, the higher yields available in the junk bond market may provide a cushion to this spread widening.

Country allocation as of April 30, 2018[8]

Credit quality as of April 30, 2018[9]

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Global Dividend Opportunity Fund	7

[1]	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]	Source: Wells Fargo Funds Management, LLC. The Global Dividend Opportunity Blended Index is composed of 65% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net), 20% ICE BofAML U.S. High Yield Constrained Index , and 15% ICE BofAML Core Fixed Rate Preferred Securities Index. Prior to May 1, 2017, the Global Dividend Opportunity Blended Index was composed of 65% MSCI ACWI Index (Net) and 35% ICE BofAML Core Fixed Rate Preferred Securities Index. You cannot invest directly in an index.

[3]	The MSCI AWCI Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index (Net) consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]	The ICE BofAML U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofAML U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLCA. All rights reserved.

[5]	The ICE BofAML Core Fixed Rate Preferred Securities Index tracks the performance of fixed rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. You cannot invest directly in an index.

[6]	This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

[7]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

8	Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

Common Stocks: 71.00%

France: 2.76%
Veolia Environnement SA (Utilities, Multi-Utilities)	334,399	$7,911,416

Germany: 6.05%
Deutsche Post AG (Industrials, Air Freight & Logistics)	300,000	13,021,322
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	900,000	4,295,268

		17,316,590

Italy: 17.52%
Assicurazioni Generali SpA (Financials, Insurance)	200,000	4,035,790
Enel SpA (Utilities, Electric Utilities)	4,000,000	25,374,881
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	977,420
Hera SpA (Utilities, Multi-Utilities)	2,000,000	7,393,732
Poste Italiane SpA (Financials, Insurance)	650,000	6,346,273
Terna SpA (Utilities, Electric Utilities)	1,000,000	6,001,923

		50,130,019

Spain: 11.93%
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	600,000	17,439,573
Endesa SA (Utilities, Electric Utilities)	180,000	4,197,634
Red Electrica Corporacion SA (Utilities, Electric Utilities)	600,000	12,498,244

		34,135,451

Taiwan: 1.99%
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	150,000	5,698,500

United Kingdom: 3.82%
National Grid plc (Utilities, Multi-Utilities)	600,366	6,946,198
Severn Trent plc (Utilities, Water Utilities)	150,000	3,994,164

		10,940,362

United States: 26.93%
Chatham Lodging Trust (Real Estate, Equity REITs)	200,000	3,810,000
City Office REIT Incorporated (Real Estate, Equity REITs)	200,000	2,276,000
Colony NorthStar Incorporated (Real Estate, Equity REITs)	53,647	1,234,954
Condor Hospitality Trust Incorporated (Real Estate, Equity REITs)	475,000	4,636,000
CorEnergy Infrastructure Trust Incorporated (Real Estate, Equity REITs)	18,000	693,720
Crown Castle International Corporation (Real Estate, Equity REITs)	1,500	151,305
DDR Corporation (Real Estate, Equity REITs)	6,500	149,695
Edison International (Utilities, Electric Utilities)	100,000	6,552,000
Entergy Corporation (Utilities, Electric Utilities)	100,000	8,159,000
Exelon Corporation (Utilities, Electric Utilities)	150,000	5,952,000
FirstEnergy Corporation (Utilities, Electric Utilities)	50,000	1,720,000
Kimbell Royalty Partners LP (Energy, Oil, Gas & Consumable Fuels)	213,000	3,780,750
Kimco Realty Corporation (Real Estate, Equity REITs)	10,000	208,000
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)	10,000	147,500
Monmouth Real Estate Investment Corporation (Real Estate, Equity REITs)	116,024	2,783,416
Newtek Business Services Corporation (Financials, Capital Markets)	30,000	539,100
Physicians Realty Trust (Real Estate, Equity REITs)	150,000	2,241,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund	9

Security name			Shares	Value

United States (continued)
Saul Centers Incorporated (Real Estate, Equity REITs)			5,000	$107,650
Sempra Energy (Utilities, Multi-Utilities)			75,000	8,385,000
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)			390,000	14,722,500
Spark Energy Incorporated Class A (Utilities, Electric Utilities)			300,000	3,735,000
Summit Hotel Properties Incorporated (Real Estate, Equity REITs)			125,000	1,810,000
UMH Properties Incorporated (Real Estate, Equity REITs)			5,000	116,600
Visa Incorporated Class A (Information Technology, IT Services)			25,000	3,172,000

				77,083,190

Total Common Stocks (Cost $167,126,121)				203,215,528

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 19.47%

United States: 19.47%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.63%	11-15-2024	$450,000	453,375
Allison Transmission Incorporated (Consumer Discretionary, Auto Components)	4.75	10-1-2027	125,000	117,656
Allison Transmission Incorporated (Consumer Discretionary, Auto Components)	5.00	10-1-2024	700,000	687,540
Ally Financial Incorporated (Financials, Consumer Finance)	8.00	3-15-2020	175,000	188,563
Altice US Finance I Corporation (Consumer Discretionary, Media)	5.38	7-15-2023	325,000	325,406
AmeriGas Partners LP (Utilities, Gas Utilities)	5.75	5-20-2027	50,000	48,125
Aramark Services Incorporated (Industrials, Commercial Services & Supplies)	5.00	2-1-2028	50,000	48,646
Aramark Services Incorporated (Industrials, Commercial Services & Supplies)	5.13	1-15-2024	175,000	178,063
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	10-1-2022	200,000	200,000
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail)	6.00	12-15-2024	625,000	620,313
B&G Foods Incorporated (Consumer Staples, Food Products)	5.25	4-1-2025	217,000	198,555
Ball Corporation (Materials, Containers & Packaging)	4.88	3-15-2026	100,000	99,750
Ball Corporation (Materials, Containers & Packaging)	5.00	3-15-2022	25,000	25,906
BBA US Holdings Incorporated (Industrials, Airlines)	5.38	5-1-2026	210,000	211,172
Berry Plastics Corporation (Materials, Containers & Packaging)	6.00	10-15-2022	115,000	119,744
Bristow Group Incorporated (Energy, Energy Equipment & Services)	6.25	10-15-2022	625,000	515,625
Bristow Group Incorporated (Energy, Energy Equipment & Services) 144A	8.75	3-1-2023	125,000	129,063
Cardtronics Incorporated (Information Technology, IT Services)	5.13	8-1-2022	50,000	48,500
Cardtronics Incorporated (Information Technology, IT Services)	5.50	5-1-2025	425,000	393,125
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	125,000	134,064
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	6.00	3-15-2022	700,000	712,250
CCO Holdings LLC (Consumer Discretionary, Media)	4.00	3-1-2023	25,000	24,125
CCO Holdings LLC (Consumer Discretionary, Media)	5.00	2-1-2028	25,000	23,085
CCO Holdings LLC (Consumer Discretionary, Media)	5.13	2-15-2023	200,000	200,940
CCO Holdings LLC (Consumer Discretionary, Media)	5.13	5-1-2023	1,605,000	1,610,136
CDK Global Incorporated (Information Technology, Software)	4.88	6-1-2027	25,000	24,000
CDK Global Incorporated (Information Technology, Software)	5.00	10-15-2024	100,000	101,500
Central Garden & Pet Company (Consumer Staples, Household Products)	5.13	2-1-2028	25,000	23,688
Cequel Communications Holdings I LLC (Consumer Discretionary, Media)	7.75	7-15-2025	300,000	315,750
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology)	5.75	3-1-2025	425,000	415,438
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	5.50	4-1-2026	75,000	76,290
Cheniere Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	5.25	10-1-2025	1,200,000	1,173,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
CHS Incorporated (Health Care, Health Care Providers & Services)	5.13%	8-1-2021	$325,000	$299,000
Cinemark USA Incorporated (Consumer Discretionary, Media)	4.88	6-1-2023	25,000	24,719
Citi Group Incorporated (Financials, Banks)	4.13	3-9-2021	10,000	10,011
Citi Group Incorporated (Financials, Banks)	6.13	3-9-2028	15,000	15,506
CommScope Technologies Finance LLC (Information Technology, Communications Equipment)	6.00	6-15-2025	125,000	128,750
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	3.80	6-1-2024	382,000	372,450
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	4.38	1-15-2028	50,000	49,125
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	529,625
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	8.00	12-15-2019	175,000	187,250
CoreCivic Incorporated (Real Estate, Equity REITs)	4.63	5-1-2023	250,000	247,500
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	3,030
Cott Beverages Incorporated (Consumer Staples, Beverages)	5.50	4-1-2025	75,000	74,438
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88	3-1-2024	750,000	738,750
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88	7-1-2025	25,000	24,313
Crown Americas LLC (Materials, Containers & Packaging)	4.75	2-1-2026	125,000	120,625
DCP Midstream Operating LLC (Energy, Oil, Gas & Consumable Fuels)	2.70	4-1-2019	125,000	123,751
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals)	5.88	6-15-2021	1,325,000	1,363,019
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	8-15-2021	875,000	791,875
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services)	4.88	11-1-2043	250,000	180,000
EMI Music Publishing Group (Consumer Discretionary, Media)	7.63	6-15-2024	218,000	235,876
Equinix Incorporated (Real Estate, Equity REITs)	5.75	1-1-2025	25,000	25,938
Equinix Incorporated (Real Estate, Equity REITs)	5.88	1-15-2026	400,000	414,000
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	490,000
ESH Hospitality Incorporated (Real Estate, Equity REITs)	5.25	5-1-2025	725,000	708,688
Exterran Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	4-1-2021	450,000	448,875
First Data Corporation (Information Technology, IT Services) 144A	7.00	12-1-2023	800,000	837,104
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	380,625
Flex Acquisition Company Incorporated (Materials, Containers & Packaging)	6.88	1-15-2025	150,000	150,750
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	600,000	601,320
Gray Television Incorporated (Consumer Discretionary, Media) 144A	5.13	10-15-2024	850,000	810,688
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	6-1-2022	75,000	75,210
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	12-15-2023	250,000	246,875
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	6.00	10-15-2024	300,000	285,000
HCA Incorporated (Health Care, Health Care Providers & Services)	6.50	2-15-2020	375,000	391,875
Hilcorp Energy Company (Energy, Energy Equipment & Services)	5.00	12-1-2024	125,000	121,563
Hilcorp Energy Company (Energy, Energy Equipment & Services)	5.75	10-1-2025	475,000	470,250
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	5.75	9-1-2023	255,000	263,288
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	5.13	5-1-2026	100,000	100,000
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	10-15-2025	500,000	481,250
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.63	2-1-2028	25,000	23,875
Hornbeck Offshore Services Incorporated (Energy, Energy Equipment & Services)	1.50	9-1-2019	1,125,000	888,752
HUB International Limited (Financials, Insurance)	7.00	5-1-2026	100,000	100,250
HUB International Limited (Financials, Insurance)	7.88	10-1-2021	950,000	989,900
Infor US Incorporated (Information Technology, Internet Software & Services)	6.50	5-15-2022	215,000	218,225
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.25	3-15-2028	100,000	94,125
Iron Mountain Incorporated (Real Estate, Equity REITs)	5.38	6-1-2026	300,000	289,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund	11

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13%	6-1-2025	$925,000	$897,250
Kinetics Concepts Incorporated (Health Care, Health Care Equipment & Supplies)	7.88	2-15-2021	500,000	518,200
Lamar Media Corporation (Consumer Discretionary, Media)	5.38	1-15-2024	150,000	153,375
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.63	11-1-2024	175,000	173,469
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.13	5-1-2023	25,000	24,750
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.38	8-15-2022	44,000	44,220
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.38	5-1-2025	350,000	344,645
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.63	2-1-2023	275,000	278,438
Levi Strauss & Company (Consumer Discretionary, Specialty Retail)	5.00	5-1-2025	100,000	100,500
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	625,000	618,750
Live Nation Entertainment Incorporated (Consumer Discretionary, Media) 144A	5.38	6-15-2022	316,000	323,505
Live Nation Entertainment Incorporated (Consumer Discretionary, Media) 144A	5.63	3-15-2026	50,000	49,875
LKQ Corporation (Consumer Discretionary, Distributors)	4.75	5-15-2023	350,000	347,043
LPL Holdings Incorporated (Financials, Diversified Financial Services)	5.75	9-15-2025	1,330,000	1,290,100
Mednax Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	175,000	173,688
MGM Growth Properties LLC (Real Estate, Equity REITs)	4.50	1-15-2028	75,000	69,000
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services)	7.13	6-1-2024	525,000	534,403
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	5.25	8-1-2026	100,000	97,250
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	603,750
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.75	8-15-2025	30,000	29,925
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	6.88	8-15-2024	400,000	423,500
National CineMedia LLC (Consumer Discretionary, Media)	6.00	4-15-2022	375,000	380,625
Navient Corporation (Financials, Consumer Finance)	8.00	3-25-2020	200,000	213,000
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5.88	12-15-2021	225,000	229,253
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	725,000	750,375
Nexstar Broadcasting Group Incorporated (Consumer Discretionary, Media)	6.13	2-15-2022	400,000	411,500
NextEra Energy Incorporated (Utilities, Electric Utilities)	4.25	9-15-2024	25,000	24,125
NGPL PipeCo LLC (Energy, Energy Equipment & Services)	4.38	8-15-2022	50,000	49,750
NGPL PipeCo LLC (Energy, Energy Equipment & Services)	4.88	8-15-2027	75,000	72,914
NGPL PipeCo LLC (Energy, Energy Equipment & Services)	7.77	12-15-2037	1,025,000	1,235,125
Nielsen Finance LLC (Consumer Discretionary, Media)	5.00	4-15-2022	350,000	352,660
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers)	7.75	12-15-2025	512,513	561,201
NVA Holdings Company (Health Care, Health Care Providers & Services)	6.88	4-1-2026	25,000	25,188
Oceaneering International Incorporated (Energy, Energy Equipment & Services)	6.00	2-1-2028	125,000	124,375
OneMain Financial Group LLC (Financials, Consumer Finance)	7.25	12-15-2021	375,000	388,125
Outfront Media Capital Corporation (Consumer Discretionary, Media)	5.88	3-15-2025	200,000	205,000
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging)	5.38	1-15-2025	575,000	573,563
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging)	5.88	8-15-2023	100,000	102,250
Owens-Illinois Incorporated (Materials, Containers & Packaging)	6.38	8-15-2025	200,000	209,500
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.88	2-1-2024	1,000,000	1,020,000
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	3.75	8-15-2020	85,000	84,363
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	718,375
PHI Incorporated (Energy, Energy Equipment & Services)	5.25	3-15-2019	200,000	190,478

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.75%	3-15-2025	$75,000	$73,313
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.88	9-30-2027	50,000	47,750
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services)	8.50	12-1-2022	100,000	101,500
Prestige Brands Incorporated (Consumer Staples, Food Products)	6.38	3-1-2024	25,000	25,125
Quintiles IMS Holdings Incorporated (Health Care, Health Care Technology)	4.88	5-15-2023	100,000	101,250
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense)	4.88	12-15-2025	275,000	265,375
Reynolds Group Issuer Incorporated (Materials, Containers & Packaging)	5.13	7-15-2023	50,000	50,219
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	5.63	4-15-2020	950,000	983,545
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	6.88	4-15-2040	350,000	403,375
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	7-15-2022	550,000	532,125
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	11-15-2023	265,000	249,763
Sabra Health Care REIT Incorporated (Real Estate, Equity REITs)	5.50	2-1-2021	360,000	368,100
Salem Media Group Incorporated (Consumer Discretionary, Media) 144A	6.75	6-1-2024	500,000	473,750
SBA Communications Corporation (Telecommunication Services, Wireless Telecommunication Services)	4.88	7-15-2022	155,000	155,388
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	350,000	355,250
Select Medical Corporation (Health Care, Health Care Providers & Services)	6.38	6-1-2021	400,000	406,000
Semgroup Corporation (Energy, Oil, Gas & Consumable Fuels)	7.25	3-15-2026	225,000	223,313
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	4.63	12-15-2027	100,000	97,780
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	20,000	22,800
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	850,000	956,250
Silgan Holdings Incorporated (Materials, Containers & Packaging)	5.50	2-1-2022	25,000	25,375
Sonic Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	5-15-2023	475,000	457,781
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels)	5.13	7-15-2022	250,000	254,375
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.50	4-1-2026	50,000	51,375
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.75	10-1-2027	50,000	51,500
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	49,953
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	12-15-2020	106,000	116,895
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	10-1-2023	100,000	109,500
Sprint Capital Corporation (Telecommunication Services, Wireless Telecommunication Services)	7.63	2-15-2025	200,000	210,500
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies)	6.75	7-1-2025	100,000	94,500
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies)	8.88	4-15-2021	250,000	256,875
Symantec Corporation (Information Technology, Software) 144A	5.00	4-15-2025	50,000	50,203
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services)	4.50	2-1-2026	25,000	24,063
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services)	4.75	2-1-2028	25,000	24,058
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services)	6.50	1-15-2026	825,000	876,563
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.50	9-15-2024	1,025,000	1,040,375
Tempo Acquisition LLC (Financials, Diversified Financial Services)	6.75	6-1-2025	100,000	99,000
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	4.63	7-15-2024	130,000	125,762
Terraform Global Operating LLC (Utilities, Electric Utilities)	6.13	3-1-2026	225,000	227,813
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers)	4.25	1-31-2023	1,076,000	1,027,580
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers)	5.00	1-31-2028	100,000	93,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund	13

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
Tesoro Logistics LP (Energy, Oil, Gas & Consumable Fuels)	6.38%	5-1-2024	$125,000	$133,125
The E.W. Scripps Company (Consumer Discretionary, Media) 144A	5.13	5-15-2025	517,000	480,810
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	150,000	148,125
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	24,630
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	500,000	497,500
The Geo Group Incorporated (Real Estate, Equity REITs)	6.00	4-15-2026	100,000	98,530
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5.25	8-15-2021	275,000	279,469
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.88	4-15-2022	250,000	183,750
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.13	4-15-2025	475,000	316,766
USA Compression Partners LP (Energy, Energy Equipment & Services)	6.88	4-1-2026	175,000	178,500
USIS Merger Subordinate Incorporated (Financials, Insurance)	6.88	5-1-2025	208,000	209,560
Vantiv LLC (Financials, Diversified Financial Services)	4.38	11-15-2025	75,000	71,625
Vizient Incorporated (Health Care, Health Care Providers & Services)	10.38	3-1-2024	575,000	636,813
Waste Pro USA Incorporated (Industrials, Commercial Services & Supplies)	5.50	2-15-2026	50,000	49,485
Wolverine World Wide Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	9-1-2026	325,000	310,680
Wrangler Buyer Corporation (Industrials, Commercial Services & Supplies)	6.00	10-1-2025	50,000	49,250
Wyndham Hotels & Resorts Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	5.38	4-15-2026	300,000	303,000
Zayo Group LLC (Information Technology, Internet Software & Services)	5.75	1-15-2027	25,000	24,813
Zayo Group LLC (Information Technology, Internet Software & Services)	6.38	5-15-2025	650,000	672,880

Total Corporate Bonds and Notes (Cost $57,253,499)				55,717,266

Loans: 0.52%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) (Industrials, Commercial Services & Supplies) ±	8.40	7-25-2022	250,000	230,278
Ancestry.com Incorporated (1 Month LIBOR +3.25%) (Information Technology, Internet Software & Services ) ±	5.15	10-19-2023	111,648	112,276
Montreign Operating Company LLC (1 Month LIBOR +8.25%) (Consumer Discretionary, Hotels, Restaurants & Leisure) ±‡	10.15	12-7-2022	825,000	800,250
Press Ganey Holdings Incorporated (1 Month LIBOR +2.75%) (Health Care, Health Care Providers & Services) ±%%<	4.65	10-21-2023	174,244	175,333
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services) ±‡	9.86	4-30-2023	175,000	177,188

Total Loans (Cost $1,542,967)				1,495,325

	Dividend yield		Shares
Preferred Stocks: 17.70%

Canada: 2.54%
Just Energy Group Incorporated (Utilities, Multi-Utilities)	9.19		315,000	7,282,800

Hong Kong: 1.63%
Seaspan Corporation (Industrials, Marine)	7.13		200,000	4,676,000

Monaco: 2.04%
Costamare Incorporated (Industrials, Marine)	8.88		5,000	123,250
Navios Maritime Holdings Incorporated (Industrials, Marine) †	8.63		59,000	663,160
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	979,600
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25		160,000	4,062,400

				5,828,410

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Dividend yield		Shares	Value

United Kingdom: 0.71%
Diana Shipping Incorporated (Industrials, Marine)	8.50%		35,918	$899,746
Safe Bulkers Incorporated (Industrials, Marine)	8.00		50,000	1,125,500

				2,025,246

United States: 10.78%
Annaly Capital Management Incorporated (Financials, Diversified Financial Services)	6.50		15,000	360,900
Apollo Management LLC (Financials, Capital Markets)	6.38		25,000	605,000
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		100,040	2,377,851
Braemar Hotels & Resorts (Real Estate, Equity REITs)	5.50		36,000	692,928
CAI International Incorporated (Industrials, Trading Companies & Distributors)	8.50		25,000	640,750
Capital Southwest Corporation (Financials, Capital Markets)	5.95		4,000	102,800
DTE Energy Company (Utilities, Multi-Utilities)	5.25		150,000	3,594,000
DTE Energy Company (Utilities, Multi-Utilities)	6.00		20,400	529,992
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	6.69		20,000	493,400
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.00		100,000	2,520,500
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.75		5,000	131,250
Energy Transfer Partners (Energy, Oil, Gas & Consumable Fuels)	7.38		10,000	248,200
First Republic Bank (Financials, Banks)	5.13		5,000	123,800
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75		56,900	1,041,270
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) (a)†	10.00		61,786	0
Hercules Capital Incorporated (Financials, Capital Markets)	5.25		10,000	246,000
Maiden Holdings Limited (Financials, Insurance)	6.70		5,000	80,400
Medley LLC (Financials, Diversified Financial Services)	6.88		120,000	2,979,600
Newtek Business Services (Financials, Capital Markets)	6.25		20,000	512,000
NuStar Energy LP (Energy, Oil, Gas & Consumable Fuels)	9.56		35,000	777,700
OFS Capital Corporation (Financials, Capital Markets)	6.38		25,000	623,000
Pennsylvania REIT (Real Estate, Equity REITs)	6.88		5,000	100,800
Saratoga Investment Corporation (Financials, Capital Markets)	6.75		140,853	3,611,471
SCE Trust VI (Utilities, Electric Utilities)	5.00		107,972	2,433,689
Scorpio Bulkers Incorporated (Industrials, Marine)	7.50		105,000	2,675,400
Seritage Growth Properties (Real Estate, Equity REITs)	7.00		5,000	107,100
Southern Company (Utilities, Electric Utilities)	5.25		98,293	2,356,083
Spirit Realty Capital Incorporated (Real Estate, Equity REITs)	6.00		10,000	208,500
TCF Financial Corporation (Financials, Banks)	5.70		10,000	248,500
Teekay Offshore Partners LP (Energy, Oil, Gas & Consumable Fuels)	2.78		15,000	372,450
The Carlyle Group LP (Financials, Capital Markets)	5.88		2,500	58,625

				30,853,959

Total Preferred Stocks (Cost $54,647,012)				50,666,415

		Expiration date
Warrants: 0.00%

United States: 0.00%
Energy & Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels) (a)†		5-16-2023	9	0
GreenHunter Water LLC (Energy, Energy Equipment & Services) (a)†		12-31-2049	96,112	0

Total Warrants (Cost $0)				0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 2.23%

Bermuda: 0.33%
Teekay Corporation (Energy, Oil, Gas & Consumable Fuels)	8.50%	1-15-2020	$900,000	$929,250

Canada: 0.94%
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	6-1-2024	675,000	600,750
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A	5.38	1-15-2025	725,000	721,375
Rockpoint Gas Storage (Energy, Oil, Gas & Consumable Fuels)	7.00	3-31-2023	250,000	249,688
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	5.50	11-1-2025	75,000	74,625
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	5.88	5-15-2023	725,000	662,922
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	6.13	4-15-2025	25,000	22,549
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	7.50	7-15-2021	350,000	355,688

				2,687,597

Ireland: 0.19%
Ardagh Packaging Finance plc (Materials, Containers & Packaging)	7.25	5-15-2024	500,000	528,750

Luxembourg: 0.37%
ArcelorMittal SA (Materials, Metals & Mining)	6.50	2-25-2022	25,000	26,918
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services)	5.50	8-1-2023	1,000,000	838,750
Intelsat Luxembourg SA (Telecommunication Services, Diversified Telecommunication Services)	7.75	6-1-2021	300,000	203,250

				1,068,918

Netherlands: 0.12%
Eagle Intermediate Global Holding BV (Consumer Discretionary, Textiles, Apparel & Luxury Goods) %%	7.50	5-1-2025	175,000	179,375
OI European Group BV (Materials, Containers & Packaging)	4.00	3-15-2023	75,000	71,250
Sensata Technologies BV (Industrials, Machinery)	5.00	10-1-2025	97,000	96,758

				347,383

United Kingdom: 0.22%
Ensco plc (Energy, Energy Equipment & Services)	5.75	10-1-2044	575,000	399,625
IHS Markit Limited (Industrials, Professional Services) 144A	4.75	2-15-2025	75,000	75,383
IHS Markit Limited (Industrials, Professional Services) 144A	5.00	11-1-2022	50,000	51,750
Sensata Technologies BV (Industrials, Machinery)	6.25	2-15-2026	100,000	103,960

				630,718

United States: 0.06%
Nabors Industries Incorporated (Energy, Oil, Gas & Consumable Fuels)	0.75	1-15-2024	225,000	175,781

Total Yankee Corporate Bonds and Notes (Cost $6,312,233)				6,368,397

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 2.84%

Investment Companies: 2.84%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.59%	8,140,152	$8,140,152

Total Short-Term Investments (Cost $8,140,152)			8,140,152

Total investments in securities (Cost $295,021,984)	113.76%	325,603,083
Other assets and liabilities, net	(13.76)	(39,392,444)

Total net assets	100.00%	$286,210,639

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.

%%	The security is issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
LIBOR	LondonInterbank Offered Rate
REIT	Realestate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	16,518,572	53,064,051	61,442,471	8,140,152	$0	$0	$75,002	$8,140,152	2.84%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund	17

Assets
Investments in unaffiliated securities, at value (cost $286,881,832)	$317,462,931
Investments in affiliated securities, at value (cost $8,140,152)	8,140,152
Foreign currency, at value (cost $6,488,323)	6,544,504
Cash	109
Receivable for investments sold	619,416
Receivable for dividends and interest	1,615,717
Prepaid expenses and other assets	171,348

Total assets	334,554,177

Liabilities
Secured borrowing payable	47,500,000
Advisory fee payable	259,159
Payable for investments purchased	250,339
Administration fee payable	13,640
Trustees’ fees and expenses payable	2,199
Accrued expenses and other liabilities	318,201

Total liabilities	48,343,538

Total net assets	$286,210,639

NET ASSETS CONSIST OF
Paid-in capital	$458,898,885
Overdistributed net investment income	(9,888,230)
Accumulated net realized losses on investments	(193,431,278)
Net unrealized gains on investments	30,631,262

Total net assets	$286,210,639

NET ASSET VALUE PER SHARE
Based on $286,210,639 divided by 45,433,567 shares issued and outstanding (unlimited shares authorized)	$6.30

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Global Dividend Opportunity Fund	Statement of operations—six months ended April 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $279,527)	$5,198,311
Interest	2,128,299
Income from affiliated securities	75,002

Total investment income	7,401,612

Expenses
Advisory fee	1,590,798
Administration fee	83,726
Custody and accounting fees	25,630
Professional fees	96,129
Shareholder report expenses	29,053
Trustees’ fees and expenses	15,050
Transfer agent fees	14,108
Interest expense	542,521
Other fees and expenses	105,325

Total expenses	2,502,340

Net investment income	4,899,272

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(8,488,754)
Foreign currency transactions	101,796

Net realized losses on investments	(8,386,958)

Net change in unrealized gains (losses) on:
Unaffiliated securities	774,569
Foreign currency transactions	177,358

Net change in unrealized gains (losses) on investments	951,927

Net realized and unrealized gains (losses) on investments	(7,435,031)

Net decrease in net assets resulting from operations	$(2,535,759)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Global Dividend Opportunity Fund	19

	Six months ended April 30, 2018 (unaudited)	Year ended October 31, 2017

Operations
Net investment income	$4,899,272	$13,777,367
Net realized losses on investments	(8,386,958)	(8,018,360)
Net change in unrealized gains (losses) on investments	951,927	28,730,979

Net increase (decrease) in net assets resulting from operations	(2,535,759)	34,489,986

Distributions to shareholders from
Net investment income	(14,917,657)	(14,769,863)
Tax basis return of capital	0	(12,419,586)

Total distributions to shareholders	(14,917,657)	(27,189,449)

Capital share transactions
Cost of shares repurchased	0	(2,550,847)

Total increase (decrease) in net assets	(17,453,416)	4,749,690

Net assets
Beginning of period	303,664,055	298,914,365

End of period	$286,210,639	$303,664,055

Undistributed (Overdistributed) net investment income	$(9,888,230)	$130,155

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Global Dividend Opportunity Fund	Statement of cash flows—six months ended April 30, 2018 (unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(2,535,759)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of securities	(71,137,114)
Proceeds from the sales of securities	72,939,451
Amortization	(150,023)
Purchase of short-term securities, net	8,378,420
Increase in receivable for investments sold	(438,960)
Decrease in receivable for dividends and interest	213,482
Decrease in prepaid expenses and other assets	53,727
Decrease in payable for investments purchased	(386,645)
Decrease in advisory fee payable	(22,974)
Decrease in administration fee payable	(1,209)
Increase in trustee’s fee and expenses payable	315
Increase in accrued expenses and other liabilities	274,840
Net realized losses on investments	8,488,754
Net change in unrealized gains (losses) on investments	(951,927)

Net cash provided by operating activities	14,724,378

Cash flows from financing activities:
Cash distributions paid	(14,917,657)

Net cash used in financing activities	(14,917,657)

Net decrease in cash	(193,279)

Cash (including foreign currency):
Beginning of period	$6,737,892

End of period	$6,544,613

Supplemental cash disclosure
Cash paid for interest	$542,521

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Dividend Opportunity Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.68	$6.51	$7.47	$8.53	$8.40	$8.25
Net investment income	0.11	0.30	0.62	0.68	0.78	0.84
Net realized and unrealized gains (losses) on investments	(0.16)	0.46	(1.09)	(1.02)	0.07	0.15

Total from investment operations	(0.05)	0.76	(0.47)	(0.34)	0.85	0.99
Distributions to shareholders from
Net investment income	(0.33)	(0.32)	(0.59)	(0.62)	(0.72)	(0.83)
Tax basis return of capital	0.00	(0.28)	0.00	(0.10)	0.00	(0.01)

Total distributions to shareholders	(0.33)	(0.60)	(0.59)	(0.72)	(0.72)	(0.84)
Anti-dilutive effect of shares repurchased	0.00	0.01	0.10	0.00	0.00	0.00
Net asset value, end of period	$6.30	$6.68	$6.51	$7.47	$8.53	$8.40
Market value, end of period	$5.95	$6.26	$5.54	$6.33	$7.96	$7.56
Total return based on market value[1]	0.51%	24.77%	(3.40)%	(11.80)%	15.29%	5.55%
Ratios to average net assets (annualized)
Expenses	1.74%[2]	1.34%[2]	1.09%	1.10%	1.07%	1.08%
Net investment income	3.40%[2]	4.64%[2]	9.00%	8.52%	9.02%	10.26%
Supplemental data
Portfolio turnover rate	23%	79%	134%	141%	76%	163%
Net assets, end of period (000s omitted)	$286,211	$303,664	$298,914	$366,989	$419,257	$412,920

Borrowings outstanding, end of period (000s omitted)	$47,500	$47,500	N/A	N/A	N/A	N/A
Asset coverage per $1,000 of borrowing, end of period	$7,025	$7,393	N/A	N/A	N/A	N/A

[1]	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

[2]	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2018 (unaudited)	0.38%
Year ended October 31, 2017	0.15%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Global Dividend Opportunity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Global Dividend Opportunity Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 21, 2006 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange

Notes to financial statements (unaudited)	Wells Fargo Global Dividend Opportunity Fund	23

or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo Global Dividend Opportunity Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Under a managed distribution plan, the Fund pays quarterly distributions to shareholders at an annual minimum fixed rate of 10% based on the Fund’s average monthly net asset value per share over the prior 12 months. The quarterly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a quarterly basis, the Fund may distribute paid-in capital and/or capital gains, if any, in order to maintain its managed distribution level.

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $294,105,173 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$42,665,335
Gross unrealized losses	(11,167,425)
Net unrealized gains	$31,497,910

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	Short-term	Long-term
$(17,121,810)	$(115,119,874)	$(52,469,518)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Global Dividend Opportunity Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
France	$0	$7,911,416	$0	$7,911,416
Germany	0	17,316,590	0	17,316,590
Italy	0	50,130,019	0	50,130,019
Spain	0	34,135,451	0	34,135,451
Taiwan	5,698,500	0	0	5,698,500
United Kingdom	0	10,940,362	0	10,940,362
United States	77,083,190	0	0	77,083,190

Corporate bonds and notes	0	55,717,266	0	55,717,266

Loans	0	517,887	977,438	1,495,325

Preferred stocks
Canada	7,282,800	0	0	7,282,800
Hong Kong	4,676,000	0	0	4,676,000
Monaco	5,828,410	0	0	5,828,410
United Kingdom	2,025,246	0	0	2,025,246
United States	28,476,108	2,377,851	0	30,853,959

Warrants
United States	0	0	0	0

Yankee corporate bonds and notes	0	6,368,397	0	6,368,397

Short-term investments
Investment companies	8,140,152	0	0	8,140,152
Total assets	$139,210,406	$185,415,239	$977,438	$325,603,083

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $120,433,838 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.95% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.20% of the Fund’s average daily total assets. Crow Point Partners, LLC, which is not an affiliate of Funds Management, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.20% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

26	Wells Fargo Global Dividend Opportunity Fund	Notes to financial statements (unaudited)

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $24,616,056 and $16,533,640 in interfund purchases and sales, respectively, during the six months ended April 30, 2018.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of shares with no par value. For the six months ended April 30, 2018 and year ended October 31, 2017, the Fund did not issue any shares.

On November 10, 2017, the Fund extended its open-market share repurchase program (the “Buyback Program”). Under the extended Buyback Program, the Fund may repurchase up to 10% of its outstanding shares in open market transactions during the period beginning on January 1, 2018 and ending on December 31, 2018. The Fund’s Board of Trustees has delegated to Funds Management discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. During the six months ended April 30, 2018, the Fund did not repurchase any of it shares under the Buyback Program.

6. BORROWINGS

The Fund has borrowed $47,500,000 through a revolving credit facility administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $47,500,000 with no specific contract expiration date but the Facility can be terminated upon 180 days’ notice. The Fund is charged interest at London Interbank Offered Rate (LIBOR) plus 0.70% and a commitment fee of 0.30% of the average daily unutilized amount of the commitment which may be waived if the amount drawn on the Facility is over 75% of the committed amount. The financial institution holds a security interest in all the assets of the Fund as collateral for the borrowing.

During the six months ended April 30, 2018, the Fund had average borrowings outstanding of $47,500,000 at an average interest rate of 1.14% (2.30% on an annualized basis) and paid interest in the amount of $542,521, which represents 0.38% of its average daily net assets (on an annualized basis).

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $59,719,315 and $58,640,293 respectively.

As of April 30, 2018, the Fund had unfunded term loan commitments of $25,000.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-15, Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force), which is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. Management is currently assessing the potential impact on the financial statements that may result from adopting this ASU. This ASU is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those financial years, with early adoption permitted.

Notes to financial statements (unaudited)	Wells Fargo Global Dividend Opportunity Fund	27

In November 2016, FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (a Consensus of the Emerging Issues Task Force), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts described as restricted cash and restricted cash equivalents should be included with the cash and cash equivalents in reconciling the beginning and end of period total amounts shown on the statement of cash flows. Management is currently assessing the potential impact on the financial statements that may result from adopting this ASU. This ASU is effective for interim and annual reporting periods beginning after December 15, 2017.

11. SUBSEQUENT DISTRIBUTION

Under the managed distribution plan, on May 23, 2018, the Fund declared a distribution of $0.16367 per share payable on July 2, 2018 to shareholders of record on June 13, 2018. This distribution is not reflected in the accompanying financial statements.

28	Wells Fargo Global Dividend Opportunity Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$733,623	$0.0161	53.08%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On February 5, 2018, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of trustees:

Net assets voted “For”	William R. Ebsworth	$249,800,776
Net assets voted “Withhold”		$5,568,491
Net assets voted “For”	Jane A. Freeman	$249,569,010
Net assets voted “Withhold”		$5,800,257
Net assets voted “For”	Judith M. Johnson	$249,711,305
Net assets voted “Withhold”		$5,657,962

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Global Dividend Opportunity Fund	29

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers1 listed below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class I - Non-Interested Trustees to serve until 2020 Annual Meeting of Shareholders
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010, Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Class II - Non-Interested Trustees to serve until 2021 Annual Meeting of Shareholders
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust

30	Wells Fargo Global Dividend Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Class III - Non-Interested Trustees to serve until 2019 Annual Meeting of Shareholders
Timothy J. Penny (Born 1951)	Trustee, since 2010; Chairman, since 2018: Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2007	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Global Dividend Opportunity Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

32	Wells Fargo Global Dividend Opportunity Fund	Automatic dividend reinvestment plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 505000, Louisville, Kentucky 40233 or by calling 1-800-730-6001.

Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, Kentucky 40233

1-800-730-6001

Website: wellsfargofunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Certain material contained in this report may be considered marketing material and has been reviewed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311864 06-18 SGDO/SAR158 04-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Wells Fargo Global Dividend Opportunity Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
11/1/2016 to 11/30/2016	397,711	5.31	397,711	1,270,970
12/1/2016 to 12/31/2016	82,145	5.37	82,145	1,188,825
1/1/2017 to 1/31/2017	0	0	0	4,543,357
2/1/2017 to 2/28/2017	0	0	0	4,543,357
3/1/2017 to 3/31/2017	0	0	0	4,543,357
4/1/2017 to 4/30/17	0	0	0	4,543,357
Total	479,856	5.32	479,856	4,543,357

On November 10, 2017 the Fund announced an extension of its open-market share repurchase program (the “Buyback Program”). Under the extended Buyback Program, the Fund may repurchase up to 10% of its outstanding shares in open market transactions during the period beginning on January 1, 2018 and ending on December 31, 2018.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Global Dividend Opportunity Fund

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	June 25, 2018

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	June 25, 2018